Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
For the Six Months Ended
June 30, 2019
Finance lease cost:
Amortization of assets	$19,971
Interest on lease liabilities	9,158
Total lease cost	$29,129

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases were as follows:

June 30, 2019
Finance lease:
Right-of-use asset	$278,725
Accumulated amortization	(19,971)
Right-of-use asset, net	$258,754

Current portion of finance lease liability	$38,561
Long-term finance lease liability	222,358
Total finance lease liability	$260,919

Weighted average remaining lease term:
Operating leases	N/A
Finance leases	5.5 years

Weighted average discount rate:
Operating leases	N/A
Finance leases	6.75%

Schedule of Supplemental Cash Flow Related to Leases

Supplemental cash flow and other information related to leases was as follows:

For the Six Months Ended
June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for finance leases	$26,964

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$-
Total finance lease liabilities	$260,919

Schedule of Finance Lease Liability Maturity

The Company’s maturities of lease liabilities under finance leases as of June 30, 2019 are as follows:

Finance
Leases

2019	$27,234
2020	55,824
2021	57,498
2022	59,223
2023	61,000
Thereafter	51,957
Total	312,876
Less interest	56,461
Present value of lease liabilities	260,919
Less current portion	38,561
Long-term lease liabilities	$222,358